Redeemable Common Stock - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended
	Mar. 31, 2014 Valuation	Mar. 31, 2014 Installment	Sep. 30, 2013	Mar. 31, 2014 ESOP [Member]	Sep. 30, 2013 ESOP [Member]	Mar. 31, 2013 ESOP [Member]	Mar. 31, 2014 Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan [Member] Period	Sep. 30, 2013 Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan [Member]
Common Equity [Line Items]
Distribution period of the fair value of vested ESOP			5 years				5 years
Age of participant's retirement			65 years				65 years
Period of delay in ESOP plan balance distribution			6 years				6 years
Subsequent distribution period of the fair value of vested ESOP			5 years				5 years
Estimated fair value share price				$ 8.10	$ 8.10	$ 16.25		$ 8.10
Number of put option periods							2
Distribution period of the fair value of vested ESOP		5
Number of valuations	5
Share redemption payout date		4 years
Share redemption payout share price	$ 8.10	$ 8.10